Stock-Based Compensation (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of assumptions used in the Black-Scholes pricing model valuation of options
Risk-free interest rate		0.16%	3.68%	3.68%	3.35%
Expected life (months)		8 years 6 months	5 years	5 years	10 years
Expected volatility		53.00%	47.32%	47.32%	38.05%
Expected dividend yield	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value		$ 14.44	$ 8.99	$ 8.99	$ 4.27	$ 3.16
Minimum [Member]
Summary of assumptions used in the Black-Scholes pricing model valuation of options
Risk-free interest rate		0.95%				3.05%
Expected life (months)		5 years 6 months				5 years
Expected volatility		53.00%				39.00%
Maximum [Member]
Summary of assumptions used in the Black-Scholes pricing model valuation of options
Risk-free interest rate		1.16%				3.44%
Expected life (months)		6 years 6 months				10 years
Expected volatility		53.14%				48.22%